Financial Instruments Not Recorded at Fair Value (Detail) - USD ($) $ in Thousands		Mar. 31, 2016		Jan. 31, 2016	[5]	Dec. 31, 2015		Dec. 31, 2014
Senior Notes	[1]	$ 657,511				$ 663,089
Secured Line of Credit	[2],[3]	152,794				109,396
Capital Leases and Other Obligations		434	[3]			618	[3],[4]	$ 1,427	[4]
Total		810,739		$ 826,957		773,103
Total, Gross						787,118		676,427
Scenario, Previously Reported [Member]
Secured Line of Credit						111,500
Fair Value
Senior Notes		78,715				137,402
Secured Line of Credit		152,794				111,500
Capital Leases and Other Obligations		427				606		1,393
Total		$ 231,936				261,419		554,661
Fair Value | Scenario, Adjustment [Member]
Secured Line of Credit						109,396
Total						247,404
8.875% Senior Notes
Senior Notes						350,000		350,000
8.875% Senior Notes | Fair Value
Senior Notes						77,000		311,955
6.25% Senior Notes
Senior Notes						325,000		325,000
6.25% Senior Notes | Fair Value
Senior Notes						$ 72,313		$ 241,313

[1]	Includes unamortized debt issuance costs of approximately $11.1 million and $11.9 million as of March 31, 2016 and December 31, 2015, respectively.
[2]	Includes unamortized debt issuance costs of approximately $5.2 million and $2.1 million as of March 31, 2016 and December 31, 2015, respectively.
[3]	The Senior Credit Facility requires us to make monthly payments of interest on the outstanding balance of loans made under the agreement. The weighted average interest rate on borrowings under our Senior Credit Facility for the three months ended March 31, 2016 and the year ended December 31, 2015, was approximately 3.2 % and 1.7%, respectively. The average interest rate on our capital leases and other obligations for the three months ended March 31, 2016 and the year ended December 31, 2015, was approximately 4.5% and 5.5%, respectively.
[4]	The weighted average interest rate on borrowings under our Senior Credit Facility for the years ended December 31, 2015, 2014 and 2013 was approximately 1.7%, 2.2 % and 1.9%, respectively. The weighted average interest rate on our Capital Leases and Other Obligations as of December 31, 2015, 2014 and 2013 was approximately 5.5%, 4.0% and 5.3%, respectively.
[5]	Excludes $2.2 million net premium on Senior Notes and $16.2 million in debt issuance costs